Reverse Recapitalization and Sonnet Acquisition (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Mar. 31, 2026	Jul. 11, 2025	Mar. 31, 2026	Dec. 02, 2025	Jul. 02, 2025	Jun. 30, 2025
Business Combination [Line Items]
Common stock, par or stated value per share	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Stock issued during period, value, new issues			$ 1,470
Asset Purchase Agreement [Member]
Business Combination [Line Items]
cash transactions	$ 1,325		1,325
deferred purchase price	1,000		$ 1,000
Services fees expense	$ 175
Common Stock [Member]
Business Combination [Line Items]
Common stock, par or stated value per share				$ 0.01
Stock issued during period, shares, new issues			252,600
Stock issued during period, value, new issues			$ 3
Rorschach Advisors LLC [Member]
Business Combination [Line Items]
Number of cryptocurrency token		12.5
Cryptocurrency token value		$ 411,300
Loss on commitment on cryptocurrency token		$ 169,200
Rorschach Advisors LLC [Member] | Common Stock [Member]
Business Combination [Line Items]
Common stock, par or stated value per share		$ 1.25
Stock issued during period, shares, new issues		7,761,860
Rorschach and Sonnet Merger [Member]
Business Combination [Line Items]
Number of cryptocurrency token		12.5
Rorschach and Sonnet Merger [Member] | Common Stock [Member]
Business Combination [Line Items]
Stock issued during period, value, new issues		$ 299,900
Sonnet BioTherapeutics Holdings, Inc. [Member]
Business Combination [Line Items]
Stock issued during period, shares, new issues		3,680,346
Stock issued during period, value, new issues		$ 17,800
Total cost of the acquisition		44,834
Transaction costs		9,324
Sonnet BioTherapeutics Holdings, Inc. [Member] | Common Stock [Member]
Business Combination [Line Items]
Stock issued during period, value, new issues		$ 17,771
Sonnet BioTherapeutics Holdings, Inc. [Member] | Warrant [Member]
Business Combination [Line Items]
Stock issued during period, shares, new issues		2,400,000
Stock issued during period, value, new issues		$ 12,478
Cash payment to settle outstanding warrants		$ 5,261
Guidant Bio Therapeutics Inc. [Member] | Asset Purchase Agreement [Member]
Business Combination [Line Items]
percentage of common stock interest	40.00%		40.00%